Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of financial information of the Group's consolidated VIEs and VIEs' subsidiaries, including total assets, total liabilities, total equity, net revenues, total operating expenses, net income (loss) attributable to the Company and cash flows after intercompany eliminations

	As of December 31,
	2017	2018
	RMB	RMB
Total assets	5,520,550	5,974,238
Current liabilities:
Accounts payable	(87,926)	(85,257)
Advances from customers	(965,275)	(751,615)
Accrued expenses and other current liabilities	(1,618,716)	(2,689,273)
Amounts due to related parties	(616)	(22,225)
Deferred income	(54,543)	(204,925)
Total current liabilities	(2,727,076)	(3,753,295)
Deferred tax liability	(4,224)	(3,617)
Deferred income	(838)	(298)
Total liabilities	(2,732,138)	(3,757,210)

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	5,500,226	1,583,466	2,455,488
Total operating expenses	(1,740,370)	(5,243,573)	(5,826,283)
Net income (loss)	230,954	(3,784,932)	(3,531,460)

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net cash used in operating activities	(1,192,894)	(801,931)	(294,853)
Net cash provided by (used in) investing activities	626,798	1,435,001	(48,162)
Net cash (used in) provided by financing activities	(108,779)	1,144,728	(17,698)

Schedule of classification and estimated useful lives of plant and equipment

Classification	Estimated useful life
Buildings	20 years
Furniture, fixtures and equipment	2 to 10 years
Leasehold improvements	Shorter of lease term or the estimated useful life of lease improvements
Motor vehicles	5 years
Software	3 years

Schedule of estimated economic lives of the intangible assets

Classification	Estimated economic life
Customer relationships	4-14 years
Trademarks	2-5 years
Non-compete agreement	3 years
Domain names	2-3 years
Payment license	Indefinite life

Schedule of fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

		Fair Value Measurements at Reporting
		Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2017	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Other investments:
- Equity investments with readily determinable fair value	352	352	—	—
- Available-for-sale debt securities	145,930	—	145,930	—

		Fair Value Measurements at Reporting
		Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2018	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Other investments:
- Equity investments with readily determinable fair value	217,036	217,036	—	—
- Available-for-sale debt securities	130,358	—	130,358	—

ASU 2014-09
Schedule of the cumulative effect of the changes made to the consolidated balance sheets and statement of operations

	Balance at	Adjustments	Balance at
	December 31,	Due to	January 1,
	2017	Topic 606	2018
	RMB	RMB	RMB
Assets
Accounts receivable, net	4,803,527	530,994	5,334,521
Inventories	6,960,251	(898,641)	6,061,610
Liabilities
Advances from customers	2,339,914	(1,065,924)	1,273,990
Accrued expenses and other current liabilities	3,537,151	521,907	4,059,058
Equity
Retained earnings	5,602,681	176,370	5,779,051

The adjustments above related primarily to unfulfilled performance obligations on the sales of product goods to be passed to customers and refund liabilities in relation to return rights.

The following table details the impacts of the adoption of Topic 606 on the consolidated balance sheet as of December 31, 2018:

	December 31, 2018
		Balances Without
	As	Adoption of	Effect of
	Reported	Topic 606	Change
	RMB	RMB	RMB
Assets
Accounts receivable, net	5,674,731	5,138,714	536,017
Inventories	5,368,106	6,488,200	(1,120,094)
Liabilities
Advances from customers	1,473,134	2,871,523	(1,398,389)
Accrued expenses and other current liabilities	5,512,605	4,935,318	577,287
Equity
Retained earnings	7,907,396	7,670,370	237,026

The following table details the impacts of the adoption of Topic 606 on the consolidated statements of operations and comprehensive income for the year ended December 31, 2018:

	Year Ended December 31, 2018
		Balances Without
	As	Adoption of	Effect of
	Reported	Topic 606	Change
	RMB	RMB	RMB
Revenue
Product revenues	81,510,275	80,343,367	1,166,908
Other revenue	3,013,673	2,951,922	61,751
Cost applicable to revenue
Cost of revenues	67,454,981	66,508,966	946,015
Operating and income tax expenses
Income tax expense	566,604	520,985	45,619
Net income
Net income	2,133,472	1,896,447	237,025